Share Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Share Based Compensation

Stock Option Plan

The Company's Stock Option Plan permits the granting of stock options to its employees, directors, consultants and independent contractors for up to 8.0 million shares of its common stock. The Company believes that such awards encourage employees to remain employed by the Company and also to attract persons of exceptional ability to become employees of the Company. On July 13, 2009, the Company registered its 2009 Flexible Stock Plan, which increases the total shares available to 4 million common shares. The agreement allows the Company to issue either stock options or common shares from this Plan.

On March 2, 2010, the Company awarded a total of 200,000 options to purchase common shares to Stephanie Schissler, to compensate her for both past services and future services.

On June 1, 2010 and June 25, 2010, Matthew Schissler exercised 507,824 and 299,848 options respectively.

On June 3, 2011, the Company registered its 2011 Flexible Stock Option plan, and reserved 1,000,000 shares of the Company’s common stock for future issuance under the Plan, the Company canceled the Company’s 2010 Flexible Stock Plan, and returned 501,991 reserved but unused common shares back to its treasury.

Stock options that vest at the end of a one-year period are amortized over the vesting period using the straight-line method. For stock options awarded using graded vesting, the expense is recorded at the beginning of each year in which a percentage of the options vests.

The Company’s stock option activity was as follows:

	Stock Options	Weighted Average Exercise Price	Weighted Avg. Contractual Remaining Life
Outstanding, January 1, 2010	7,492,723	7.00	5.5
Granted	664,058	1.00	—
Exercised	807,672	—	—
Forfeited/Expired	397,808	—	—
Outstanding, December 31, 2010	6,951,310	1.00	7.3
Granted	—	—	—
Exercised	—	—	—
Forfeited/Expired		—	—
Outstanding, March 31, 2011	6,951,310	1.00	7.3
Exercisable at March 31, 2011	5,438,858	1.00	7.3
Granted	—	—	—
Exercised	—	—	—
Forfeited/Expired	—	—	—
Outstanding June, 30, 2011	6,951,310	1.00	7.3
Exercisable at June 30, 2011	5,438,858	1.00	7.3
Granted	—	—	—
Exercised	—	—	—
Forfeited/Expired	—	—	—
Outstanding at September 30, 2011	6,951,310	1.00	6.51
Exercisable at September 30, 2011	6,034,255	.96	6.69

The following table summarizes significant ranges of outstanding stock options under the stock option plan at September 30, 2011:

Range of Exercise Prices	Number of Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Exercise Price
$0.33 — 20.00	6,903,286	6.53	$0.83	5,986,230	$0.78
$21.00 —$ 30.00	30,126	3.12	25.00	30,126	25.00
$31.00---$51.00	17,898	6.51	31.21	17,898	31.21
	6,951,310	6.51	$1.01	6,034,254	$.99

A summary of the activity for unvested employee stock options as of September 30, 2011 and changes during the year is presented below:

Weighted Average Grant Date Fair Value per Share
	2011	2011
Nonvested at January 1, 2011	1,951,140	1.00
Granted	—	—
Vested	1,034,084	0.31
Exercised	—	—
Cancelled	—	—
Pre-vested forfeitures	—	—
Non-vested at September 30, 2011	917,056	0.05

The total compensation cost related to non-vested options amounts to $75,126.  All outstanding unexercised options provide for adjustment upon stock split, as well as under certain other circumstances.

Stock Option Plan

The Company's Stock Option Plan permits the granting of stock options to its employees, directors, consultants and independent contractors for up to 8.0 million shares of its common stock. The Company believes that such awards encourage employees to remain employed by the Company and also to attract persons of exceptional ability to become employees of the Company. On July 13, 2009, the Company registered its 2009 Flexible Stock Plan, which increases the total shares available to 4 million common shares. The agreement allows the Company to issue either stock options or common shares from this Plan.

On March 2, 2010, the Company awarded a total of 200,000 options to purchase common shares to Stephanie Schissler, to compensate her for both past services and future services.

On June 1, 2010 and June 25, 2010, Matthew Schissler exercised 507,824 and 299,848 options respectively.

Stock options that vest at the end of a one-year period are amortized over the vesting period using the straight-line method. For stock options awarded using graded vesting, the expense is recorded at the beginning of each year in which a percentage of the options vests.

The Company’s stock option activity was as follows:

	Stock Options	Weighted Average Exercise Price	Weighted Avg. Contractual Remaining Life
Outstanding, January 1, 2009	233,081	7.00	5.5
Granted	7,259,650	1.00
Exercised	-	-	-
Forfeited/Expired	-	-	-
Outstanding, December 31, 2009	7,492,731	1.00	7.3
Granted	664,059	1.00
Exercised	807,672	-	-
Forfeited/Expired	397,808	-	-
Outstanding, December 31, 2010	6,951,310	1.00	7.30
Exercisable at December 31, 2010	5,238,858	1.00	7.30

The following table summarizes significant ranges of outstanding stock options under the stock option plan at December 31, 2010:

Range of Exercise Prices	Number of Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Exercise Price
$0.0033 — 0.20	6,903,286	7.46	$0.8	5,790,833	$1.00
$ 0.21 — 0.30	30,126	3.87	25.00	30,126	25.00
$ 0.31 — 0.51	17,898	4.69	31.20	17,898	31.2	0
	6,951,310	7.44	$1.00	5,838,857	$1.00

A summary of the activity for unvested employee stock options as of December 31, 2010 and changes during the year is presented below:

	Weighted Average Grant Date Fair Value per Share
	2010	2009	2010	2009
Nonvested at January 1,	3,723,938	139,625	$1.00	$1.00
Granted	664,059	7,260,375	1.00	1.00
Vested	(1,470,064)	(3,676,062)	1.00	1.00
Exercised	(807,132)	--	1.00	--
Cancelled	(398,348)	--	1.00	--
Pre-vested forfeitures	--	--	--	--
Nonvested at December 31,	1,712,453	3,723,938	$1.00	$1.00

The total compensation cost related to non-vested options amounts to $941,480.